Benefit Plans - Change in Projected/Accumulated Benefit Obligation (Details) - Postretirement Benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans [Abstract]
Accumulated benefit obligation at beginning of year	$ 6,214	$ 5,628
Service cost	18	18	$ 11
Interest cost	352	284	271
Prior Service cost	0	0	0
Benefits paid	(206)	(194)
Net actuarial loss (gain)	282	478
Accumulated benefit obligation at end of year	$ 6,660	$ 6,214	$ 5,628